RiverNorth Opportunities Fund, Inc.

Statement of Investments

April 30, 2021 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (53.28%)
Aberdeen Emerging Markets Equity Income Fund, Inc.	329,897	$2,820,619
Barings Corporate Investors	196,170	2,877,814
Barings Participation Investors	136,308	1,837,418
Calamos Long/Short Equity & Dynamic Income Trust	275,160	5,706,818
Cornerstone Strategic Value Fund, Inc.	1	12
Cornerstone Total Return Fund, Inc.	1	11
DTF Tax-Free Income, Inc.	156,981	2,308,311
Eaton Vance Floating-Rate Income Plus Fund	227,905	3,741,676
Eaton Vance New York Municipal Income Trust	6,760	100,927
Eaton Vance Senior Income Trust(a)	1,135,930	7,588,012
Invesco Dynamic Credit Opportunities Fund(a)	129,962	1,491,964
Invesco Senior Income Trust	2,011,922	8,530,549
Kayne Anderson Midstream/Energy Fund, Inc.	408,579	2,761,994
Miller/Howard High Dividend Fund	557,565	5,503,167
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	430,452	2,617,148
NexPoint Credit Strategies Fund	117,930	1,402,188
Nuveen AMT-Free Quality Municipal Income Fund(a)	219,747	3,307,192
Nuveen New York Municipal Value Fund	35,444	342,743
Pershing Square Holdings Ltd.	257,257	9,672,863
PIMCO Energy & Tactical Credit Opportunities Fund(a)	741,329	7,917,394
Pioneer Municipal High Income Fund, Inc.	169,583	2,138,442
Source Capital, Inc.	6,529	292,042
Templeton Emerging Markets Income Fund	764,937	5,821,171
Virtus AllianzGI Convertible & Income Fund II(a)	1,197,993	6,145,704
Voya Prime Rate Trust(a)	3,611,747	16,505,684

TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $90,321,332)		101,431,863

BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES (2.74%)
Barings BDC, Inc.	181,871	1,887,821
First Eagle Alternative Capital BDC, Inc.	340,090	1,479,391
Oaktree Specialty Lending Corp.	278,486	1,854,717

TOTAL BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES
(Cost $4,524,288)		5,221,929

BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES (1.80%)
First Eagle Alternative Capital BDC, Inc., 6.13%, 10/30/2023	45,456	1,161,855
First Eagle Alternative Capital BDC, Inc., 6.75%, 12/30/2022	54,869	1,400,257
XAI Octagon Floating Rate Alternative Income Term Trust, 6.50%, 3/31/2026	33,699	870,108

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $3,296,500)		3,432,220

BUSINESS DEVELOPMENT COMPANY NOTES (4.36%)
Oxford Square Capital Corp., 6.50%, 3/30/2024	117,106	2,974,492
PennantPark Floating Rate Capital, Ltd., 4.25%, 4/1/2026	2,690,000	2,714,796
PennantPark Investment Corp., 5.50%, 10/15/2024	30,781	781,837
Portman Ridge Finance Corp., 6.13%, 9/30/2022	58,417	1,484,376
WhiteHorse Finance, Inc., 6.50%, 11/30/2025	13,169	337,917

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $7,740,939)		8,293,418

Description	Rate	Maturity Date	Principal Amount	Value (Note 2)
CONVERTIBLE CORPORATE BONDS (2.24%)
BlackRock Capital Investment Corp.	5.000%	06/15/22	$1,426,565	$1,440,097
BlackRock TCP Capital Corp.	4.625%	03/01/22	699,500	719,646
Goldman Sachs BDC, Inc.	4.500%	04/01/22	500,000	515,000
New Mountain Finance Corp.	5.750%	08/15/23	1,493,450	1,588,657

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $3,788,715)				4,263,400

CORPORATE BONDS (0.39%)
Business Development Corp. of America(b)	4.850%	12/15/24	725,000	734,162

TOTAL CORPORATE BONDS
(Cost $725,000)				734,162

Description	Shares	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES (21.10%)(c)
10X Capital Venture Acquisition Corp.	35,960	359,960
26 Capital Acquisition Corp.	6,045	60,934
7GC & Co. Holdings, Inc.	2,490	25,149
890 5th Avenue Partners, Inc.	4,928	48,591
ABG Acquisition Corp. I	1,698	16,827
Accelerate Acquisition Corp.	27,091	270,910
Ace Global Business Acquisition, Ltd.	23,244	236,159
Ackrell Spac Partners I Co.	26,282	269,391
Adit EdTech Acquisition Corp.	28,640	278,094
Advanced Merger Partners, Inc.	634	6,302
AF Acquisition Corp.	41,970	419,490
African Gold Acquisition Corp.	427	4,266
Agba Acquisition, Ltd.	30,883	327,051
Aldel Financial, Inc.	41,463	414,667
Alkuri Global Acquisition Corp.	4,342	43,377
Altimar Acquisition Corp. II	173	1,733
Altitude Acquisition Corp.	2,514	25,039
American Acquisition Opportunity, Inc.	27,091	271,723
America's Technology Acquisition Corp.	18,891	189,666
Amplitude Healthcare Acquisition Corp.	47,778	474,436
Apollo Strategic Growth Capital	30,336	301,236
Archimedes Tech SPAC Partners Co.	54,093	540,930
Astrea Acquisition Corp.	10,063	100,278
Athlon Acquisition Corp.	6,160	59,937
Atlantic Avenue Acquisition Corp.	33,230	323,993
Atlas Crest Investment Corp. II	4,193	42,265
Austerlitz Acquisition Corp. I	44,509	449,986
Austerlitz Acquisition Corp. II	26,937	272,064
Authentic Equity Acquisition Corp.	2,418	24,349
B Riley Principal 150 Merger Corp.	1,271	12,748
Benessere Capital Acquisition Corp.	37,712	377,874
Better World Acquisition Corp.	29,581	294,923
Big Cypress Acquisition Corp.	24,642	245,188
Big Sky Growth Partners, Inc.	23,844	238,440
Biotech Acquisition Co.	5,310	53,366
Bison Capital Acquisition Corp.	17,396	171,872
Blue Water Acquisition Corp.	31,486	316,434
BlueRiver Acquisition Corp.	173	1,730

Description	Shares	Value (Note 2)
Breeze Holdings Acquisition Corp.	21,512	$215,980
Bright Lights Acquisition Corp.	11,235	108,868
Brilliant Acquisition Corp.	11,614	115,675
Brookline Capital Acquisition Corp.	1	11
Build Acquisition Corp.	27,078	270,780
Burgundy Technology Acquisition Corp.	25,350	252,993
CA Healthcare Acquisition Corp.	1,736	18,037
Capstar Special Purpose Acquisition Corp.	3,882	38,315
Cartesian Growth Corp.	4,240	42,358
CC Neuberger Principal Holdings II	31,700	317,363
CC Neuberger Principal Holdings III	9,338	93,478
CF Acquisition Corp. IV	2,490	25,174
CF Acquisition Corp. V	4,349	43,751
CF Acquisition Corp. VI	1,695	16,950
CF Acquisition Corp. VIII	27,074	273,447
CF Finance Acquisition Corp. III	4,542	45,329
Chardan Healthcare Acquisition 2 Corp.	29,794	301,515
Churchill Capital Corp. II	56,976	568,051
Churchill Capital Corp. VI	817	8,366
Churchill Capital Corp. VII	45,420	457,834
Clarim Acquisition Corp.	3,479	34,790
Class Acceleration Corp.	6,045	60,510
Colicity, Inc.	1,709	17,227
Concord Acquisition Corp.	11,517	112,867
Corazon Capital V838 Monoceros Corp.	19,198	191,884
Corner Growth Acquisition Corp.	6,261	60,982
COVA Acquisition Corp.	4,342	43,420
D & Z Media Acquisition Corp.	1,062	10,620
DD3 Acquisition Corp. II	30,713	301,295
Deep Lake Capital Acquisition Corp.	246	2,477
DHC Acquisition Corp.	17,065	169,797
DiamondHead Holdings Corp.	212	2,120
Dune Acquisition Corp.	18,959	185,988
East Resources Acquisition Co.	27,990	274,302
East Stone Acquisition Corp.	41,399	413,576
Edify Acquisition Corp.	28,306	282,494
EdtechX Holdings Acquisition Corp. II	12,607	125,314
EJF Acquisition Corp.	4,258	42,154
Empower, Ltd.	12,285	122,727
Empowerment & Inclusion Capital I Corp.	13,658	133,166
EQ Health Acquisition Corp.	4,349	43,403
Eucrates Biomedical Acquisition Corp.	24,174	239,323
European Sustainable Growth Acquisition Corp.	2,153	21,702
Far Peak Acquisition Corp.	37,841	375,005
Fast Acquisition Corp.	11,067	137,341
Fast Acquisition Corp. II	27,119	272,546
FG New America Acquisition Corp.	27,076	275,363
Fintech Evolution Acquisition Group	1,706	17,060
Flame Acquisition Corp.	4,258	42,537
Foresight Acquisition Corp.	8,448	84,480
Fortistar Sustainable Solutions Corp.	8,683	89,522
Fortress Value Acquisition Corp. III	6,182	63,427
FoxWayne Enterprises Acquisition Corp.	12,095	118,773
FS Development Corp. II	849	8,617
FTAC Athena Acquisition Corp.	1,689	17,143
Fusion Acquisition Corp.	5,316	52,788
Fusion Acquisition Corp. II	8,540	85,315
Galileo Acquisition Corp.	9,373	95,417

Description	Shares	Value (Note 2)
Genesis Park Acquisition Corp.	21,842	$221,041
GigCapital4, Inc.	12,658	126,453
Glass Houses Acquisition Corp.	3,999	40,190
Global SPAC Partners Co.	40,780	406,577
Globis Acquisition Corp.	37,823	376,906
Golden Falcon Acquisition Corp.	2,529	24,557
Goldenbridge Acquisition, Ltd.	29,011	303,455
Good Works Acquisition Corp.	11,977	120,968
Gores Metropoulos II, Inc.	4,033	41,258
Greenrose Acquisition Corp.	74,128	740,539
Greenvision Acquisition Corp.	65,740	669,233
Growth Capital Acquisition Corp.	21,746	216,373
GX Acquisition Corp.	46,268	467,769
Healthcare Capital Corp.	6,045	60,450
Healthcare Services Acquisition Corp.	1,866	18,156
HealthCor Catalio Acquisition Corp.	1,736	17,360
Hennessy Capital Investment Corp. V	28,423	297,020
IG Acquisition Corp.	30,762	307,312
Ignyte Acquisition Corp.	3,466	35,041
Industrial Tech Acquisitions, Inc.	33,034	332,652
InterPrivate II Acquisition Corp.	4,801	48,093
InterPrivate III Financial Partners, Inc.	5,336	53,360
Isleworth Healthcare Acquisition Corp.	39,372	385,846
Isos Acquisition Corp.	25,629	253,727
ITHAX Acquisition Corp.	4,332	42,887
Jack Creek Investment Corp.	9,700	97,194
Jaws Mustang Acquisition Corp.	44,988	458,878
Kadem Sustainable Impact Corp.	27,306	272,514
Kairos Acquisition Corp.	9,996	97,961
Khosla Ventures Acquisition Co. III	16,886	173,588
Kingswood Acquisition Corp.	20,079	201,795
KINS Technology Group, Inc.	12,594	124,681
KKR Acquisition Holdings I Corp.	28,335	284,767
KL Acquisition Corp.	1,406	14,116
KludeIn I Acquisition Corp.	8,545	83,912
L&F Acquisition Corp.	18,120	180,294
Landcadia Holdings III, Inc.	11,913	136,642
Legato Merger Corp.	7,257	70,901
Lifesci Acquisition II Corp.	8,031	80,712
LightJump Acquisition Corp.	28,126	275,635
Lionheart Acquisition Corp. II	33,322	329,888
LIV Capital Acquisition Corp.	46,360	463,136
Live Oak Acquisition Corp. II	12,590	127,412
LMF Acquisition Opportunities, Inc.	31,863	330,419
Locust Walk Acquisition Corp.	7,031	68,904
Longview Acquisition Corp. II	4,025	41,860
Malacca Straits Acquisition Co., Ltd.	11,182	110,702
Marlin Technology Corp.	2,468	24,655
MCAP Acquisition Corp.	4,270	42,615
MDH Acquisition Corp.	16,913	168,792
Medicus Sciences Acquisition Corp.	8,473	83,205
Merida Merger Corp. I	61,365	610,582
Model Performance Acquisition Corp.	40,612	414,242
Montes Archimedes Acquisition Corp.	12,286	121,140
Monument Circle Acquisition Corp.	2,448	24,419
Moringa Acquisition Corp.	5,095	50,950
Mountain Crest Acquisition Corp. II	34,613	372,090
New Vista Acquisition Corp.	169	1,702

Description	Shares	Value (Note 2)
Newbury Street Acquisition Corp.	42,162	$421,620
NewHold Investment Corp.	54,554	544,449
NextGen Acquisition Corp.	12,285	121,744
NextGen Acquisition Corp. II	27,222	271,676
Noble Rock Acquisition Corp.	12,685	126,850
Nocturne Acquisition Corp.	36,206	367,491
North Atlantic Acquisition Corp.	10,769	107,582
Novus Capital Corp. II	1,677	16,820
Omega Alpha SPAC	280	2,780
Omnichannel Acquisition Corp.	20,080	199,595
Oyster Enterprises Acquisition Corp.	18,143	181,067
Pathfinder Acquisition Corp.	169	1,705
Periphas Capital Partnering Corp.	10,140	250,458
Petra Acquisition, Inc.	29,221	291,918
Pivotal Investment Corp. III	168	1,677
Power & Digital Infrastructure Acquisition Corp.	844	8,550
Priveterra Acquisition Corp.	6,751	67,240
Progress Acquisition Corp.	8,439	84,390
Property Solutions Acquisition Corp. II	60,171	601,710
PropTech Investment Corp. II	12,488	124,006
Prospector Capital Corp.	1,406	14,215
PTK Acquisition Corp.	32,769	322,775
Quantum FinTech Acquisition Corp.	30,397	306,402
Recharge Acquisition Corp.	15,381	151,657
RedBall Acquisition Corp.	19,827	197,477
RMG Acquisition Corp. III	347	3,480
Roth Ch Acquisition II Co.	6,302	67,873
Sandbridge Acquisition Corp.	23,690	235,952
Sandbridge X2 Corp.	17,371	174,752
ScION Tech Growth I	6,261	62,109
Seven Oaks Acquisition Corp.	36,908	362,806
Silver Spike Acquisition Corp. II	6,761	68,083
Soaring Eagle Acquisition Corp.	44,683	483,023
Spartan Acquisition Corp. II	1,200	11,988
Spartan Acquisition Corp. III	19,528	192,741
Sports Entertainment Acquisition Corp.	31,852	329,987
SportsTek Acquisition Corp.	12,737	127,243
Star Peak Corp. II	2,499	27,014
Starboard Value Acquisition Corp.	19,242	191,843
Sustainable Development Acquisition I Corp.	2,738	27,982
Sustainable Opportunities Acquisition Corp.	16,120	159,749
SVF Investment Corp.	281	2,861
SVF Investment Corp. 2	268	2,718
SVF Investment Corp. 3	268	2,811
Tailwind Acquisition Corp.	13,098	129,801
Tailwind International Acquisition Corp.	3,390	33,866
Tastemaker Acquisition Corp.	33,891	333,149
Tech and Energy Transition Corp.	27,052	270,520
Tekkorp Digital Acquisition Corp.	24,288	240,451
Thayer Ventures Acquisition Corp.	44,511	446,001
Thimble Point Acquisition Corp.	34,160	341,600
Thunder Bridge Acquisition II, Ltd.	11,284	113,291
Trebia Acquisition Corp.	26,422	263,956
Tuscan Holdings Corp. II	92,638	927,306
Twelve Seas Investment Co. II	6,832	68,320
Union Acquisition Corp. II	10,363	104,355
USHG Acquisition Corp.	851	8,647
Vectoiq Acquisition Corp	1,404	14,363

Description	Shares	Value (Note 2)
Ventoux CCM Acquisition Corp.	35,388	$353,880
Venus Acquisition Corp.	16,878	178,907
Vickers Vantage Corp. I	70,219	714,829
Vistas Media Acquisition Co., Inc.	25,796	255,896
Viveon Health Acquisition Corp.	32,618	323,571
Yellowstone Acquisition Co.	24,288	244,580
Yunhong International	49,212	495,565
Z-Work Acquisition Corp.	1,739	17,373

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES
(Cost $38,763,984)		40,161,747

RIGHTS (0.08%)(c)
Agba Acquisition, Ltd., Strike Price $11.50, Expires 12/31/2049	30,883	11,739
Alberton Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	22,730	10,860
Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	24,649	–
Andina Acquisition Corp. III, Strike Price $11.50, Expires 03/06/2024	14,329	10,002
Benessere Capital Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	37,712	11,815
Breeze Holdings Acquisition Corp., Strike Price $11.50, Expires 05/25/2027	21,512	5,524
Brilliant Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	11,614	4,646
Cornerstone Strategic Value Fund, Strike Price $0.01, Expires 05/21/2021	1	–
Cornerstone Total Return Fund, Strike Price $10.64, Expires 05/21/2021	1	–
East Stone Acquisition Corp., Strike Price $11.50, Expires 12/31/2026	41,399	11,592
GigCapital2, Inc., Strike Price $11.50, Expires 07/01/2024	23,193	8,117
Greenvision Acquisition Corp., Strike Price $11.50, Expires 10/28/2024	65,740	42,731
Ventoux CCM Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	35,388	7,078
Viveon Health Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	32,618	6,197
Yunhong International, Strike Price $10.07, Expires 01/31/2027	49,212	19,685

TOTAL RIGHTS
(Cost $89,723)		149,986

WARRANTS (0.56%)(c)
10X Capital Venture Acquisition Corp., Strike Price $11.50, Expires 10/29/2027	17,980	26,970
890 5th Avenue Partners, Inc., Strike Price $11.50, Expires 12/31/2027	1,642	1,625
Adit EdTech Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	14,320	7,890
Agba Acquisition, Ltd., Strike Price $11.50, Expires 05/10/2024	30,883	7,721
Allegro Merger Corp., Strike Price $11.50, Expires 01/07/2025	24,649	–
Altitude Acquisition Corp., Strike Price $11.50, Expires 11/30/2027	698	852

Description	Shares	Value (Note 2)
America's Technology Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	9,445	$5,004
Amplitude Healthcare Acquisition Corp., Strike Price $11.50, Expires 12/01/2026	23,889	22,933
Apollo Strategic Growth Capital, Strike Price $11.50, Expires 10/29/2027	10,112	12,134
Athlon Acquisition Corp., Strike Price $11.50, Expires 03/05/2026	3,080	1,848
Atlantic Avenue Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	16,615	11,298
Benessere Capital Acquisition Corp., Strike Price $0.01, Expires 12/31/2027	28,284	15,273
Better World Acquisition Corp., Strike Price $11.50, Expires 11/15/2027	29,581	25,440
Big Cypress Acquisition Corp., Strike Price $11.50, Expires 12/07/2025	12,321	9,365
Bison Capital Acquisition Corp., Strike Price $11.50, Expires 07/18/2022	8,698	13,743
Blue Water Acquisition Corp., Strike Price $11.50, Expires 08/31/2027	31,486	19,836
Breeze Holdings Acquisition Corp., Strike Price $11.50, Expires 05/25/2027	21,512	12,907
Bright Lights Acquisition Corp., Strike Price $11.50, Expires 01/01/2028	5,617	3,932
Brilliant Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	6,735	3,906
Burgundy Technology Acquisition Corp., Strike Price $11.50, Expires 10/05/2025	12,675	12,550
Capstar Special Purpose Acquisition Corp., Strike Price $11.50, Expires 07/09/2027	1,941	1,766
CC Neuberger Principal Holdings II, Strike Price $11.50, Expires 07/29/2025	7,890	9,626
CF Finance Acquisition Corp. III, Strike Price $11.50, Expires 09/30/2027	1,514	1,802
Chardan Healthcare Acquisition 2 Corp., Strike Price $11.50, Expires 03/05/2025	29,794	22,198
Concord Acquisition Corp., Strike Price $11.50, Expires 11/28/2025	5,758	4,491
Corner Growth Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	2,087	1,774
DD3 Acquisition Corp. II, Strike Price $11.50, Expires 12/10/2027	15,356	16,892
Dune Acquisition Corp., Strike Price $11.50, Expires 10/29/2027	9,479	6,256
East Resources Acquisition Co., Strike Price $11.50, Expires 07/01/2027	13,995	11,196
EdtechX Holdings Acquisition Corp. II, Strike Price $11.50, Expires 06/15/2027	6,303	3,813
Empower, Ltd., Strike Price $11.50, Expires 11/30/2027	4,095	5,119
Empowerment & Inclusion Capital I Corp., Strike Price $11.50, Expires 01/12/2028	6,829	3,278
Eucrates Biomedical Acquisition Corp., Strike Price $11.50, Expires 12/14/2025	8,058	9,267
Far Peak Acquisition Corp., Strike Price $11.50, Expires 12/07/2025	12,613	11,980
FG New America Acquisition Corp., Strike Price $11.50, Expires 08/31/2027	13,538	25,993

Description	Shares	Value (Note 2)
FoxWayne Enterprises Acquisition Corp., Strike Price $11.50, Expires 01/12/2026	12,095	$6,047
Fusion Acquisition Corp., Strike Price $11.50, Expires 06/01/2027	2,658	3,136
Galileo Acquisition Corp., Strike Price $11.50, Expires 10/31/2026	9,373	12,654
Genesis Park Acquisition Corp., Strike Price $11.50, Expires 05/27/2027	10,921	21,842
Globis Acquisition Corp., Strike Price $11.50, Expires 11/01/2025	37,823	24,589
Golden Falcon Acquisition Corp., Strike Price $11.50, Expires 11/04/2026	1,264	1,000
Good Works Acquisition Corp., Strike Price $11.50, Expires 10/23/2025	5,988	11,736
Greenrose Acquisition Corp., Strike Price $11.50, Expires 05/11/2024	74,128	52,260
Greenvision Acquisition Corp., Strike Price $11.50, Expires 10/28/2024	3,559	2,552
Healthcare Services Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	933	625
IG Acquisition Corp., Strike Price $11.50, Expires 10/05/2027	15,381	16,150
Industrial Tech Acquisitions, Inc., Strike Price $11.50, Expires 06/08/2027	33,034	36,007
Isleworth Healthcare Acquisition Corp., Strike Price $11.50, Expires 08/02/2027	19,686	10,239
Kairos Acquisition Corp., Strike Price $11.50, Expires 05/01/2027	4,998	3,499
Kingswood Acquisition Corp., Strike Price $11.50, Expires 05/01/2027	15,057	8,777
KINS Technology Group, Inc., Strike Price $11.50, Expires 12/31/2025	6,297	4,534
KLDiscovery, Inc., Strike Price $11.50, Expires 12/01/2025	6,308	1,703
KludeIn I Acquisition Corp., Strike Price $11.50, Expires 08/07/2027	4,272	2,939
L&F Acquisition Corp., Strike Price $11.50, Expires 05/23/2027	9,060	7,247
Landcadia Holdings III, Inc., Strike Price $11.50, Expires 10/01/2027	3,971	8,935
Legato Merger Corp., Strike Price $11.50, Expires 12/31/2025	7,257	3,776
Leisure Acquisition Corp., Strike Price $11.50, Expires 12/28/2022	28,414	26,283
LightJump Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	14,063	7,877
Lionheart Acquisition Corp. II, Strike Price $11.50, Expires 02/14/2026	16,661	11,829
LIV Capital Acquisition Corp., Strike Price $11.50, Expires 01/10/2025	46,360	26,425
Live Oak Acquisition Corp. II, Strike Price $11.50, Expires 12/07/2025	4,196	7,888
Locust Walk Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	2,343	1,406
Malacca Straits Acquisition Co., Ltd., Strike Price $11.50, Expires 06/30/2027	5,591	4,641
Medicus Sciences Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	941	583
Merida Merger Corp. I, Strike Price $11.50, Expires 11/07/2026	30,682	31,909

Description	Shares	Value (Note 2)
Montes Archimedes Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	6,143	$5,713
NewHold Investment Corp., Strike Price $11.50, Expires 03/10/2025	27,277	40,915
Omnichannel Acquisition Corp., Strike Price $11.50, Expires 12/30/2027	10,040	10,542
Periphas Capital Partnering Corp., Strike Price $28.75, Expires 12/10/2028	2,535	4,386
Petra Acquisition, Inc., Strike Price $11.50, Expires 05/25/2027	29,221	18,701
PropTech Investment Corp. II, Strike Price $11.50, Expires 12/31/2027	4,162	3,205
PTK Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	32,769	22,938
Recharge Acquisition Corp., Strike Price $11.50, Expires 10/05/2027	7,690	5,075
RedBall Acquisition Corp., Strike Price $11.50, Expires 08/17/2022	6,609	7,666
Reviva Pharmaceuticals Holdings, Inc., Strike Price $11.50, Expires 08/23/2025	5,416	2,680
Roth Ch Acquisition II Co., Strike Price $11.50, Expires 09/16/2025	3,151	7,247
Sandbridge Acquisition Corp., Strike Price $11.50, Expires 09/14/2027	11,845	10,661
ScION Tech Growth I, Strike Price $11.50, Expires 11/01/2025	2,087	1,732
Seven Oaks Acquisition Corp., Strike Price $11.50, Expires 12/22/2025	18,454	17,347
Spartan Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027	600	960
Sports Entertainment Acquisition Corp., Strike Price $11.50, Expires 10/30/2025	15,926	35,515
Sustainable Opportunities Acquisition Corp., Strike Price $11.50, Expires 06/26/2025	8,060	9,874
SVF Investment Corp., Strike Price $11.50, Expires 12/31/2027	56	99
Tailwind Acquisition Corp., Strike Price $11.50, Expires 09/07/2027	6,549	7,728
Tastemaker Acquisition Corp., Strike Price $11.50, Expires 01/07/2027	16,945	12,031
Tekkorp Digital Acquisition Corp., Strike Price $11.50, Expires 10/26/2027	12,144	13,237
Thayer Ventures Acquisition Corp., Strike Price $11.50, Expires 01/01/2030	9,455	7,564
Tuscan Holdings Corp. II, Strike Price $11.50, Expires 07/16/2025	46,319	38,908
Union Acquisition Corp. II, Strike Price $11.50, Expires 04/01/2025	5,982	4,007
Ventoux CCM Acquisition Corp., Strike Price $11.50, Expires 09/30/2025	35,388	16,632
Vistas Media Acquisition Co., Inc., Strike Price $11.50, Expires 08/01/2026	25,796	15,478
Viveon Health Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	32,618	11,090
Yellowstone Acquisition Co., Strike Price $11.50, Expires 10/21/2025	12,144	8,501

Description	Shares	Value (Note 2)
Yunhong International, Strike Price $11.50, Expires 01/31/2027	24,606	$16,486

TOTAL WARRANTS
(Cost $1,062,907)		1,066,684

Description	Rate	Maturity Date	Principal Amount	Value (Note 2)

GOVERNMENT BOND (1.43%)
U.S. Treasury Bond	1.250%	05/15/50	$3,518,000	2,730,435

TOTAL GOVERNMENT BOND
(Cost $2,681,932)				2,730,435

Description	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (11.72%)
State Street Institutional Treasury Money Market Fund	0.010%	22,312,958	22,312,958

TOTAL SHORT-TERM INVESTMENTS
(Cost $22,312,958)			22,312,958

TOTAL INVESTMENTS (99.70%)
(Cost $175,308,278)			$189,798,802

Other Assets In Excess Of Liabilities (0.30%)(d)			565,324
NET ASSETS (100.00%)			$190,364,126

SCHEDULE OF SECURITIES SOLD SHORT
Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS - COMMON SHARES (-9.07%)
PowerShares Senior Loan Portfolio	(147,567)	$(3,268,609)
iShares® iBoxx $ High Yield Corporate Bond Fund	(73,771)	(6,450,536)
SPDR S&P 500 ETF Trust	(18,073)	(7,541,863)

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES		(17,261,008)

EXCHANGE-TRADED NOTES (-0.81%)
JPMorgan Alerian MLP Index ETN	(87,536)	(1,545,010)

TOTAL EXCHANGE-TRADED NOTES		(1,545,010)

TOTAL SECURITIES SOLD SHORT
(Proceeds $18,457,521)		$(18,806,018)

(a)	All or a portion of the security is pledged as collateral for securities sold short. As of April 30, 2021, the aggregate value of those securities was $9,248,113 representing 4.86% of net assets.
(b)	Restricted security (see Note 3).
(c)	Non-income producing security.
(d)	Includes cash, in the amount of $18,932,810 which is being held as collateral for securities sold short.

See Notes to Quarterly Statement of Investments.

RiverNorth Opportunities Fund, Inc.

Notes to Quarterly Statement of Investments

April 30, 2021 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is total return consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds and exchange-traded funds (“ETFs” and collectively, “Underlying Funds”). Underlying Funds also may include business development companies (“BDCs”) and special purpose acquisition companies (“SPACs”). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The Statement of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on April 30, 2021.

Portfolio Valuation: The net asset value per common share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Board has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. Fixed income securities, including government bonds, corporate bonds and convertible corporate bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its common shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the cost basis method for both financial reporting and tax purposes.

Fair Value Measurements: Investments in the Fund are recorded at their estimated fair value. The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds - Common Shares	$101,431,863	$–	$–	$101,431,863
Business Development Companies - Common Shares	5,221,929	–	–	5,221,929
Business Development Companies - Preferred Shares	3,432,220	–	–	3,432,220
Business Development Company Notes	5,578,622	2,714,796	–	8,293,418
Convertible Corporate Bonds	–	4,263,400	–	4,263,400
Corporate Bonds	–	734,162	–	734,162
Special Purpose Acquisition Companies - Common Shares	40,161,747	–	–	40,161,747
Rights	149,986	–	–	149,986
Warrants	1,066,684	–	–	1,066,684
Government Bond	–	2,730,435	–	2,730,435
Short-Term Investments	22,312,958	–	–	22,312,958
Total	$179,356,009	$10,442,793	$–	$189,798,802
Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange Traded Funds - Common Shares	$(17,261,008)	$–	$–	$(17,261,008)
Exchange-Traded Notes	$(1,545,010)	$–	$–	$(1,545,010)
Total	$(18,806,018)	$–	$–	$(18,806,018)

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3, during the period.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Special Purpose Acquisition Company Risk: The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Certain private investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

During the period ended April 30, 2021, the Fund invested in rights and warrants, which are disclosed in the Statement of Investments.

Market and Geopolitical Risk: The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

3. RESTRICTED SECURITIES

As of April 30, 2021, investments in securities included a security that is considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale.

Description	Acquisition Date	Cost	Value	Value as a Percentage of Net Assets
Business Development Corp. of America	12/3/2019	$725,000	$734,162	0.39%